ING Investors Trust

ING Franklin Income Portfolio’s

Adviser (“ADV” Class Prospectus, Institutional Class (“Class I”) Prospectus,

Service Class (“Class S”) Prospectus and Service 2 Class Prospectus

each dated May 1, 2009

ING Franklin Templeton Founding Strategy Portfolio’s

ADV Class Prospectus, Class I Prospectus,

and Class S Prospectus

each dated May 1, 2009

ING Van Kampen Global Tactical Asset Allocation Portfolio’s

Class S Prospectus dated May 1, 2009

(each a “Prospectus” and collectively “Prospectuses”)

Supplement dated September 22, 2009

ING Franklin Income Portfolio and ING Franklin Templeton Funding Strategy Portfolio

(each a “Portfolio” and collectively “Portfolios”)

On September 10, 2009, the Board of Trustees of ING Investors Trust (“Board”) approved a change to the principal investment strategies of ING Franklin Income Portfolio effective September 15, 2009. The Portfolios’ Prospectuses are amended as follows:

1.	The first sentence in the third paragraph in the section entitled “Description of the Portfolios – ING Franklin Income Portfolio—Principal Investment Strategies” on page 29 of the ADV Class Prospectus, the Class I Prospectus, the Class S Prospectus and page 25 of the Service 2 Class Prospectus of ING Franklin Income Portfolio is hereby deleted and replaced with the following:

The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment-grade.

2.	The fourth sentence in the section entitled “Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds – ING Franklin Income Portfolio” on page 9 of the ADV Class Prospectus, the Class I Prospectus and the Class S Prospectus of ING Franklin Templeton Founding Strategy Portfolio is hereby deleted and replaced with the following:

May invest up to 100% of total assets in debt securities that are rated below investment-grade.

ING Van Kampen Global Tactical Asset Allocation Portfolio (“Portfolio”)

Effective August 7, 2009, Henry McVey was added as co-lead portfolio manager and effective September 17, 2008, Anjun Zhou was added as portfolio manager to ING Van Kampen Global Tactical Asset Allocation Portfolio. The Portfolio’s Prospectus is amended as follows:

The section entitled “Management of the Portfolios – Sub-Advisers – Morgan Stanley Investment Management, Inc. – ING Van Kampen Global Tactical Asset Allocation Portfolio” on page 120 of the Portfolio’s Class S Prospectus is hereby amended as follows:

1.	The first paragraph is deleted in its entirety and replaced with the following:

The following individuals jointly share responsibility for the day-to-day management of ING Van Kampen Global Tactical Asset Allocation Portfolio. Ms. Bovich and Ms. Zhou co-managed the Portfolio since September 2008 and Mr. McVey has co-managed the Portfolio since August 2009.

2.	The following paragraphs are added at the end of the section:

Henry McVey, Managing Director, rejoined Morgan Stanley in 2009 as a managing director and Head of the Global Macro and Asset Allocation team. Prior to returning to the firm, he was a portfolio manager for the Fortress Drawbridge Global Macro Fund from September 2007 to May 2009. Mr. McVey also worked as the Chief U.S. Investment Strategist for Morgan Stanley from 2004 to 2007.

Anjun Zhou, Portfolio Manager, joined Morgan Stanley in 2006. Prior to that, she worked as an investment manager at Deutsche Asset Management.

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ING Investors Trust

ING Van Kampen Global Tactical Asset Allocation Portfolio (“Portfolio”)

To the Portfolio’s Adviser Class, Institutional Class,

Service Class and Service 2 Class Shares

Statement of Additional Information (“SAI”)

dated May 1, 2009

Supplement dated September 22, 2009

1.	On September 10, 2009, the Board of Trustees for ING Investors Trust (“Board”) approved an advisory fee waiver effective May 13, 2009. The SAI is amended as follows:

The table in the section entitled “Advisers – Advisory Fees” beginning on page 130 of the SAI is hereby amended as follows:

ING Van Kampen Global Tactical Asset Portfolio(3)	0.75% on the first $500 million; and 0.725% on the Portfolio’s average daily net assets in excess of $500 million.

(3)	Pursuant to a waiver agreement, effective May 13, 2009, Directed Services LLC has agreed to waive the Portfolio’s advisory fees payable at a rate equal to the fee rate that Morgan Stanley Investment Management, Inc., d/b/a Van Kampen or its affiliates receives for advisory services to Van Kampen’s proprietary funds regarding the Portfolio’s assets that are attributable to investment in Van Kampen’s proprietary funds.

2.	On September 10, 2009, the Board approved a sub-advisory fee waiver effective May 13, 2009. The SAI is amended as follows:

The table in the section entitled “Sub-Advisers – Sub-Advisory Fees” beginning on page 135 of the SAI is hereby amended as follows:

ING Van Kampen Global Tactical Asset Portfolio(12)	0.45% on the first $500 million of the Portfolio’s average daily net assets; and 0.40% thereafter

(12)	Pursuant to a waiver agreement, effective May 13, 2009, Morgan Stanley Investment Management, Inc., d/b/a/ Van Kampen has agreed to waive the Portfolio’s sub-advisory fees payable at a rate equal to the fee rate that Van Kampen or its affiliates receives for advisory services to Van Kampen’s proprietary funds regarding the Portfolio’s assets that are attributable to investment in Van Kampen’s proprietary funds.

3.	Effective August 7, 2009, Henry McVey was added as co-lead portfolio manager and effective September 17, 2008, Anjun Zhou was added as portfolio manager to the Portfolio. The Portfolio’s SAI is amended to reflect the following:

The tables and language in sub-sections entitled “Other Managed Accounts” and “Portfolio Manager Ownership of Securities” under the section entitled “Other Information About Portfolio Managers – ING Van Kampen Global Tactical Asset Allocation Portfolio” beginning on page 226 of the SAI are hereby amended as follows:

Other Managed Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Francine J. Bovich	4	$647,172,866	1	$62,567,033	14*	$5,830,845,928
Henry McVey(1)	2	$82,300,000	0	$0	0	$0
Anjun Zhou(1)	5	$292,198,160	0	$0	20**	$1,967,936,450

*	One of these accounts with assets of $198,474,926 is subject to a performance-based fee.
**	One of these accounts with assets of $115,606,472 is subject to a performance-based fee.
(1)	As of July 31, 2009.

Portfolio Manager Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned

Francine J. Bovich	None
Henry McVey(1)	None
Anjun Zhou(1)	None
(1) As of July 31, 2009.

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